Schedule of balances with related parties (Details)		Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)		Apr. 30, 2025 SGD ($)		Apr. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Non-trade receivables		$ 567,719	$ 723,160		$ 510,719
Non-trade payable Director	[1]	47,087	59,979		528,012		$ 55,899
Dividends payable				[1]	600,000	[1]		[1]
Shareholders [member]
IfrsStatementLineItems [Line Items]
Non-trade receivables	[2]				$ 81,796		$ 85,443

[1]	The amount due to a director is non-trade in nature, unsecured, non-interest bearing and repayable on demand.
[2]	Other receivable from shareholders is non-trade in nature, unsecured, non-interest bearing and repayable on demand.